Financial instruments and risk management (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2017 CHF (SFr) Bank	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)
Financial assets and liabilities [Abstract]
Financial assets	SFr 125,295	SFr 152,727
Financial liabilities	9,794	9,401
Financial risks [Abstract]
Gain (loss) in finance income/(expense), net	(4,049)	3,443	SFr 1,598
Foreign Currency Exchange Risk [Member]
Financial risks [Abstract]
Gain (loss) in finance income/(expense), net	SFr (4,200)	3,400	SFr 1,600
Percentage exchange rate strengthened	10.00%
Percentage exchange rate weakened	10.00%
Net loss for period decrease, result of foreign exchange rate increase	SFr 2,100	10,900
Net loss for period increase, result of foreign exchange rate decrease	SFr 2,100	10,900
Credit Risk [Member]
Financial risks [Abstract]
Number of banks holding cash and cash equivalents | Bank	1
Liquidity Risk [Member]
Financial risks [Abstract]
Cash position rolling forecast period	18 months
Long-Term Financing Obligation [Member]
Financial assets and liabilities [Abstract]
Financial liabilities	SFr 395	0
Trade and Other Payables [Member]
Financial assets and liabilities [Abstract]
Financial liabilities	1,092	4,035
Accrued Expenses [Member]
Financial assets and liabilities [Abstract]
Financial liabilities	8,307	5,366
Other Current Receivables [Member]
Financial assets and liabilities [Abstract]
Financial assets	918	517
Cash and Cash Equivalents [Member]
Financial assets and liabilities [Abstract]
Financial assets	SFr 124,377	SFr 152,210